Consolidated Statements of Cash Flows (Unaudited)	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (11,777,937)	$ (1,645,286)	¥ (59,145,670)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of right-of-use assets	718,621	100,386	2,209,489
Depreciation and amortization expenses	5,521,626	771,328	3,240,245
Gain on disposal of property, plant and equipment	(26,938)	(3,763)
Loss on lease termination			68,454
Share-based compensation	62,337	8,708	285,507
Inventory write-down	5,726,162	799,900	12,395,993
Change in fair value of cryptocurrencies	(48,610,295)	(6,790,475)
Change in fair value of convertible notes	18,529,435	2,588,416
Changes in assets and liabilities:
Accounts receivable, net	64,099	8,954	1,258,245
Inventories, net	(11,716,340)	(1,636,680)	(8,289,134)
Prepayments	(4,120,749)	(575,636)	617,643
Other current assets	4,210,499	588,174	(10,876,189)
Accounts payable	6,021,654	841,177	1,237,849
Advance from customers	(3,262,245)	(455,710)	(6,671,941)
Operating lease liabilities	(676,904)	(94,558)	(2,315,354)
Other current liabilities	(11,445,588)	(1,598,858)	(10,769,483)
Net cash used in operating activities	(50,782,563)	(7,093,923)	(76,754,346)
Cash flows from investing activities:
Purchases of property, plant and equipment	(597,910)	(83,523)	(32,935,838)
Proceeds from disposal of property, plant and equipment	2,088,051	291,684
Purchase of investment	(2,000,000)	(279,384)
Proceeds from disposal of cryptocurrencies	7,895,941	1,103,001
Net cash provided by (used in) investing activities	7,386,082	1,031,778	(32,935,838)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares and warrants	357,040,338	49,875,721	30,610,245
Cash contribution from a shareholder	259,280	36,219
Cash contribution from a noncontrolling shareholder			9,999,557
Proceeds from bank loans	21,216,127	2,963,726	185,306,916
Repayments of bank loans	(2,650,000)	(370,184)	(145,737,636)
Net cash provided by financing activities	375,865,745	52,505,482	80,179,082
Effects of exchange rate changes on cash, cash equivalents and restricted cash	(1,410,129)	(196,986)	4,853,211
Net increase (decrease) in cash, cash equivalents and restricted cash	331,059,135	46,246,351	(24,657,891)
Cash, cash equivalents and restricted cash at beginning of the period	32,849,803	4,588,859	48,582,654
Cash, cash equivalents and restricted cash at end of the period	363,908,938	50,835,210	23,924,763
Supplemental cash flow disclosures:
Interest paid	5,287,620	738,639	4,485,989
Income taxes paid			165,278
Non-cash investing and financing activities:
Operating lease right-of-use asset obtained in exchange for operating lease liability	912,636	127,488	1,927,067
Cryptocurrencies acquired through issuance of ordinary shares	42,430,764	5,927,243
Cryptocurrencies acquired through issuance of convertible notes	454,084,117	63,431,972
Payment of expense in the form of cryptocurrencies	¥ 490,482	$ 68,516